Shareholder Fees - FidelityDiversifiedInternationalK6Fund-PRO	Dec. 30, 2024 USD ($)
FidelityDiversifiedInternationalK6Fund-PRO | Fidelity Diversified International K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none